IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION

1.  Effective August, 2009, Maureen Lally-Green began serving as a Director/Trustee of the below-named funds and as a member of the Board of Directors/Trustees Nominating Committee.

INDEPENDENT DIRECTORS/TRUSTEES BACKGROUND AND COMPENSATION
Name Birth Date Positions Held with Fund/Trust/Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund/Trust/ Corporation (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Maureen Lally-Green Birth Date: July 5, 1949 DIRECTOR / TRUSTEE Began serving: August 2009	Principal Occupation: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct professor of law, Duquesne University School of Law. Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County. Previous Positions: Pennsylvania Superior Court Judge.	$0	$0

2.  For the below-named funds, please add the following for Maureen Lally-Green to the Board ownership table:

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2008
Independent Board Member Name	Dollar Range of Shares Owned in Fund	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
Maureen Lally-Green	None	None

The Federated Funds include all of the following registrants (including any of their portfolios and/or share classes):

Federated California Municipal Income Fund
Federated North Carolina Municipal Income Fund
PORTFOLIOS OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST

Federated Stock Trust

October 23, 2009

41584 (10/09)